Expense Example, No Redemption - First Eagle High Yield Municipal Completion Fund - First Eagle High Yield Municipal Completion Fund	Sep. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 37
Expense Example, No Redemption, 3 Years	$ 115